American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Small Cap Fund
August 31, 2020

Emerging Markets Small Cap - Schedule of Investments
AUGUST 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.6%
Argentina — 2.3%
Globant SA(1)	1,310	232,630
Brazil — 10.3%
Arco Platform Ltd., Class A(1)	2,355	106,540
Banco Inter SA	14,094	167,219
Cia Brasileira de Distribuicao	4,700	54,906
Cia de Saneamento do Parana	15,900	77,577
Construtora Tenda SA	17,100	97,041
Equatorial Energia SA	28,700	121,956
Fleury SA	14,600	69,422
Locaweb Servicos de Internet SA(1)	12,600	141,329
Magazine Luiza SA	5,427	92,968
TOTVS SA	25,800	135,440
		1,064,398
Chile — 0.5%
Geopark Ltd.	6,059	54,046
China — 19.4%
21Vianet Group, Inc., ADR(1)(2)	3,984	92,469
A-Living Services Co. Ltd., H Shares	19,250	99,066
China East Education Holdings Ltd.	63,000	138,577
China Education Group Holdings Ltd.	80,000	157,077
China Lesso Group Holdings Ltd.	78,000	145,134
China Resources Cement Holdings Ltd.	40,000	58,080
China Yongda Automobiles Services Holdings Ltd.	83,000	99,424
CIFI Holdings Group Co. Ltd.	180,570	153,270
Country Garden Services Holdings Co. Ltd.	37,000	257,400
GDS Holdings Ltd., ADR(1)	2,857	231,246
GSX Techedu, Inc., ADR(1)(2)	670	57,218
Li Ning Co. Ltd.	18,000	75,773
Lonking Holdings Ltd.	227,000	64,629
TAL Education Group, ADR(1)	1,011	74,622
Times China Holdings Ltd.	94,000	144,120
West China Cement Ltd.	828,000	144,796
		1,992,901
Greece — 1.2%
JUMBO SA	4,464	77,500
OPAP SA	5,230	47,863
		125,363
Hong Kong — 2.3%
Comba Telecom Systems Holdings Ltd.(2)	396,000	172,556
Minth Group Ltd.	18,000	60,111
		232,667
India — 9.8%
Bata India Ltd.	2,685	47,285
Berger Paints India Ltd.	8,686	63,278
Crompton Greaves Consumer Electricals Ltd.(1)	14,816	54,588
ICICI Securities Ltd.	8,236	53,284
Indraprastha Gas Ltd.	17,388	92,928
Jubilant Foodworks Ltd.	4,246	120,782

L&T Technology Services Ltd.	3,305	70,197
Larsen & Toubro Infotech Ltd.	5,412	180,332
Prestige Estates Projects Ltd.	15,899	53,376
Torrent Pharmaceuticals Ltd.	4,428	160,022
Zydus Wellness Ltd.	5,102	111,768
		1,007,840
Indonesia — 4.7%
Ace Hardware Indonesia Tbk PT	894,300	94,860
Bank BTPN Syariah Tbk PT	266,400	71,104
Jasa Marga Persero Tbk PT	253,800	67,957
Mitra Adiperkasa Tbk PT(1)	1,006,700	46,906
Semen Indonesia Persero Tbk PT	82,200	59,430
Tower Bersama Infrastructure Tbk PT	922,000	82,551
XL Axiata Tbk PT	359,700	60,140
		482,948
Malaysia — 3.3%
Carlsberg Brewery Malaysia Bhd	12,100	63,382
Inari Amertron Bhd	104,100	56,397
Top Glove Corp. Bhd	34,700	219,796
		339,575
Mexico — 1.0%
Cemex SAB de CV, ADR	33,710	108,209
Philippines — 1.7%
International Container Terminal Services, Inc.	21,770	47,083
Wilcon Depot, Inc.	368,900	123,179
		170,262
Russia — 2.5%
TCS Group Holding plc, GDR	4,907	120,467
Yandex NV, A Shares(1)	2,052	140,008
		260,475
Saudi Arabia — 1.0%
Leejam Sports Co. JSC	5,580	105,284
South Africa — 1.9%
Capitec Bank Holdings Ltd.	1,066	52,445
Clicks Group Ltd.	8,132	110,121
JSE Ltd.	5,232	36,624
		199,190
South Korea — 13.2%
CJ Logistics Corp.(1)	1,043	132,669
Doosan Bobcat, Inc.	4,147	90,749
Ecopro BM Co. Ltd.	987	127,990
GS Retail Co. Ltd.	2,853	79,001
Han Kuk Carbon Co. Ltd.	22,061	167,929
Hite Jinro Co. Ltd.	2,081	64,459
Hotel Shilla Co. Ltd.	876	51,718
Iljin Materials Co. Ltd.	3,353	139,994
Koh Young Technology, Inc.	997	75,293
LG Innotek Co. Ltd.	1,118	135,715
LG Uplus Corp.	3,856	38,740
Orion Corp./Republic of Korea	1,288	151,930
Studio Dragon Corp.(1)	1,534	102,930
		1,359,117
Taiwan — 18.2%
Accton Technology Corp.	14,000	111,476

Airtac International Group	7,000	154,015
Alchip Technologies Ltd.	11,000	196,807
Asia Cement Corp.	62,000	89,577
ASPEED Technology, Inc.	2,000	81,427
Chailease Holding Co. Ltd.	51,717	227,759
Chaun-Choung Technology Corp.	7,000	64,033
Giant Manufacturing Co. Ltd.	10,000	103,562
ITEQ Corp.	19,000	77,160
Merida Industry Co. Ltd.	24,000	200,176
Powertech Technology, Inc.	18,000	52,839
Realtek Semiconductor Corp.	14,000	180,961
Taiwan Union Technology Corp.	21,000	84,870
Vanguard International Semiconductor Corp.	52,000	165,495
Win Semiconductors Corp.	8,000	77,661
		1,867,818
Thailand — 3.2%
Digital Telecommunications Infrastructure Fund	387,900	183,216
Muangthai Capital PCL	45,300	72,193
Srisawad Corp. PCL	50,560	73,952
		329,361
Turkey — 1.2%
Sok Marketler Ticaret AS(1)	67,869	118,634
United Kingdom — 0.9%
Network International Holdings plc(1)	17,994	90,056
TOTAL COMMON STOCKS (Cost $7,991,350)		10,140,774
WARRANT†
Thailand†
Srisawad Corp. PCL(1) (Cost $—)	2,022	1
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 6/30/22 - 4/30/26, valued at $148,425), in a joint trading account at 0.05%, dated 8/31/20, due 9/1/20 (Delivery value $145,470)		145,470
State Street Institutional U.S. Government Money Market Fund, Premier Class	193	193
TOTAL TEMPORARY CASH INVESTMENTS (Cost $145,663)		145,663
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $61,048)	61,048	61,048
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $8,198,061)		10,347,486
OTHER ASSETS AND LIABILITIES — (0.6)%		(60,806)
TOTAL NET ASSETS — 100.0%		$10,286,680

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	29.0%
Consumer Discretionary	19.5%
Industrials	12.3%
Financials	8.4%
Consumer Staples	7.4%
Materials	6.7%
Health Care	4.4%
Communication Services	4.1%
Real Estate	3.4%
Utilities	2.9%
Energy	0.5%
Cash and Equivalents*	1.4%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $238,586. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $250,742, which includes securities collateral of $189,694.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Argentina	232,630	—	—
Brazil	106,540	957,858	—
Chile	54,046	—	—
China	455,555	1,537,346	—
Mexico	108,209	—	—
Russia	140,008	120,467	—
Other Countries	—	6,428,115	—
Warrant	—	1	—
Temporary Cash Investments	193	145,470	—
Temporary Cash Investments - Securities Lending Collateral	61,048	—	—
	1,158,229	9,189,257	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.